Trade payables	12 Months Ended
Mar. 31, 2026
Disclosure Of Trade And Other Payables [Abstract]
Trade payables

23. Trade payables

	March 31, 2026	March 31, 2025
Trade payables	7,455	8,052
	7,455	8,052

Note:

Trade payables are net of operational trade advances amounting to ₹ 46 (March 31, 2025: ₹ 52) held with the same counterparties. The Group holds a contractually enforceable right and maintains the intent to settle these balances on a net basis during the ordinary course of business.